Average Annual Total Returns - Class A C Shares - Alger Small Cap Focus Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Mar. 03, 2008	45.14%	23.48%	16.00%	45.14%	23.20%	14.76%	26.73%	19.26%	12.90%	Mar. 03, 2008	51.14%	23.89%	15.80%	34.63%	16.36%	13.48%